Summary Prospectus May 1, 2021
MML Series Investment Fund
MML American Funds Growth Fund
Service Class I

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.massmutual.com/funds. You can also get this information at no cost by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class I(1)
Management Fees	0.47%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses(2)	1.03%

(1)
Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25%, and other expenses of 0.28%. The Master Growth Fund has a management fee of 0.32% and other expenses of 0.04%.

(2)
Because Total Annual Fund Operating Expenses include Master Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Service Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Class I	$106	$331	$574	$1,271
Portfolio Turnover
The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund pursues its investment objective through a “master feeder” relationship. The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series, a registered open-end investment company, managed by Capital Research and Management Company (“Capital Research”) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Growth Fund may hold a portion of its assets in cash or cash equivalents.
Capital Research uses a system of multiple portfolio managers in managing the Master Growth Fund’s assets. Under this approach, the portfolio of the Master Growth Fund is divided into segments managed by individual managers.
The Master Growth Fund relies on the professional judgment of its investment adviser, Capital Research, to make decisions about the Master Growth Fund’s portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.
Principal Risks
The following are the Principal Risks of the Fund, which the Fund is exposed to through its investment in the Master Growth Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the Master Growth Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to special risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Master-Feeder Structure Risk Other feeder funds may also invest in the Master Fund, including larger feeder funds with more voting power than the Fund over the operations of a Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the Fund.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Performance
Service Class I Shares
Highest Quarter:	2Q ’20,	28.59%	Lowest Quarter:	3Q ’11,	-16.83%
Average Annual Total Returns
(for the periods ended December 31, 2020)
		One Year	Five Years	Ten Years
Service Class I	MML American Funds Growth Fund	51.41%	22.23%	16.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	13.88%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		38.49%	21.00%	17.21%
MANAGEMENT
Investment Adviser to the Fund: MML Investment Advisers, LLC (“MML Advisers”)
Investment Adviser to the Master Fund: Capital Research and Management CompanySM
Portfolio Managers of the Master Fund:
Paul Benjamin is Partner – Capital World Investors, and has been an equity portfolio manager for the Master Fund for three years and, prior to that, an investment analyst for the Master Fund for twelve years.
Mark L. Casey is Partner – Capital International Investors and has been an equity portfolio manager for the Master Fund for four years and, prior to that, an investment analyst for the Master Fund for eleven years.
Irfan M. Furniturewala is Partner – Capital International Investors and has been an equity portfolio manager for the Master Fund for less than one year and, prior to that, an investment analyst for the Master Fund for one year.
Anne-Marie Peterson is Partner – Capital World Investors and has been an equity portfolio manager for the Master Fund for three years and, prior to that, an investment analyst for the Master Fund for eleven years.
Andraz Razen is Partner – Capital World Investors and has been an equity portfolio manager for the Master Fund for the past eight years and, prior to that, an investment analyst for the Master Fund for three years.
Alan J. Wilson is Partner – Capital World Investors and has been an equity portfolio manager for the Master Fund for the past seven years.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available to separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. An investor should consult the company issuing the investor’s variable life insurance or variable annuity contract to determine how to make redemptions.

TAX INFORMATION
Dividends and capital gain distributions are paid to the insurance company separate accounts. Variable life insurance and variable annuity contract owners should refer to the variable life insurance or variable annuity product prospectus or consult with their own tax adviser for information regarding the tax consequences of their investment.
PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES
The Fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) or other intermediary for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable insurance contract or may create a conflict of interest by influencing the insurance company or other intermediary to recommend the variable insurance contract over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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